Premises And Equipment, Net (Summary Of Premises And Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 578,462,000	$ 493,117,000
Less: Accumulated depreciation and amortization	146,950,000	129,421,000
Total premises and equipment, net	431,512,000	363,696,000
Depreciation and amortization expense	19,100,000	17,100,000	17,400,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	101,260,000	88,059,000
Buildings And Leasehold Improvemenets [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	340,901,000	296,590,000
Furniture, Equipment, And Computer Software [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	116,960,000	102,494,000
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 19,341,000	$ 5,974,000